SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Apr. 10, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event
Significant risks and uncertainties
Value of shares agreed to be issued		$ 75.5
Hashrate financing loan
Significant risks and uncertainties
Interest rate caps	10.00%		10.00%
Mining Machine Loan
Significant risks and uncertainties
Interest rate (as percentage)	10.00%		10.00%
Mining facility loan
Significant risks and uncertainties
Interest rate (as percentage)	9.00%		9.00%
Supplier concentration risk | Cost of goods and service benchmark | Bitmain
Significant risks and uncertainties
Percentage of revenue generated from customers	81.00%		94.00%	100.00%
Customer concentration risk | Revenue from contract with customer benchmark | Antpool
Significant risks and uncertainties
Percentage of revenue generated from customers			98.57%	100.00%